OPERATING LEASES - Summary of maturity of operating leases liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OPERATING LEASES
2026	$ 1,141
2027	276
2028	262
2029	204
2030	187
Total	2,070
Less: imputed interest	132
Present value of lease liabilities	$ 1,938	$ 2,548